Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
8. Stock-Based Compensation
In 2016, the Company adopted the 2016 Stock Incentive Plan (the “2016 Stock Incentive Plan”) authorizing the grant of incentive stock options (“ISOs”) and non-statutory
stock options (“NSOs”) to eligible employees, officers and directors of, and consultants or advisors to, the Company. As of March 31, 2022, the Company is authorized to issue up to 65,551,165, of shares of common stock under the Plan in which the exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. The exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. Options generally vest over four years and are exercisable for up to 10 years after the date of the grant.
The following table summarizes the Company’s stock option activity, excluding performance and market awards:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding at December 31, 2021	11,711,174	$0.86	9.1	$11,304
Exercised	(881,993)	0.48	—	—
Forfeited	(1,556,098)	0.53	—	—

Outstanding at March 31, 2022	9,273,083	$0.95	8.6	$8,130

Vested and exercisable at March 31, 2022	1,978,319	$0.54	6.8	$2,541

The aggregate intrinsic values of options exercised during the three months ended March 31, 2022 and 2021 were $1.2 million and $0.5 million, respectively. The weighted-average grant-date fair values of options granted during the three months ended March 31, 2022 and 2021 were zero and $0.90, respectively.
Early Exercise of Stock Options into Restricted Stock
For the three months ended March 31, 2022 and 2021, the Company issued zero and 2,619,677 shares of common stock upon exercise of unvested stock options, respectively, and as of March 31, 2022 and December 31, 2021, 1,685,479 and 2,418,871 shares were held by employees subject to repurchase at an aggregate price of $0.9 million and $1.2 million, respectively.
Stock-Based Compensation Expense
In determining the fair value of the stock-based awards, the Company uses the assumptions below for the Black-Scholes option pricing model, which are subjective and generally require significant judgment.
Fair Value of Common Stock
— The fair value of the shares of common stock has historically been determined by the Company’s board of directors as there was no public market for the common stock. The board of directors determines the fair value of the common stock by considering a number of objective and subjective factors, including: third-party valuations of the Company’s common stock, the valuation of comparable companies, the Company’s operating and financial performance, and general and industry-specific economic outlook, amongst other factors.
Expected Term
 —The expected term represents the period that the Company’s stock options are expected to be outstanding and is determined using the simplified method (based on the mid-point
between the vesting date and the end of the contractual term).
Volatility
 —Because the Company is privately held and does not have an active trading market for its common stock for a sufficient period of time, the expected volatility was estimated based on the average volatility for comparable publicly-traded companies, over a period equal to the expected term of the stock option grants.
Risk-free Rate
 —The risk-free rate assumption is based on the U.S. Treasury zero-coupon
issues in effect at the time of grant for periods corresponding with the expected term of the option.
Dividends
 —The Company has never paid dividends on its common stock and does not anticipate paying dividends on common stock. Therefore, the Company uses an expected dividend yield of zero.
The assumptions used to determine the grant date fair value of stock options granted to grantees were as follows, presented on a weighted-average basis:

	Three Months Ended March 31,
	2022	2021
Expected term (in years)	—	6.03
Expected volatility	— %	82.9%
Risk-free interest rate	— %	0.6%
Dividend yield	— %	— %
Total stock-based compensation expense was as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
General and administrative	$458	$317
Research and development	203	55

Total stock-based compensation expense	$661	$372

As of March 31, 2022, the total unrecognized stock-based compensation was approximately $7.2 million, which is expected to be recognized over a weighted-average period of 3.0 years.
Performance Awards
In connection with the Business Combination Agreement with DYNS, on December 19, 2021, the Company awarded 42,927,654 performance awards to existing employees that vest contingent upon the satisfaction of both a four-year service condition and a performance condition tied to the consummation of the SPAC merger. The award and the associated recognition of stock-based compensation are contingent on the SPAC merger being consummated which is subject to DYNS shareholder approval. As of March 31, 2022 and December 31, 2021, 42,486,017 and 42,909,091 performance awards remain outstanding, respectively, after the forfeiture of 423,074 performance awards during the three months ended March 31, 2022.
Market Awards
In connection with the Business Combination Agreement with DYNS, on December 19, 2021, the Company awarded 3,093,776 market awards to the co-founder
and CEO, Mr. Lu that vest contingent upon the satisfaction of all three of the following conditions: a service condition, a performance condition tied to the consummation of the SPAC merger, and market conditions. The market condition is subject to achievement in four tranches, where 25% of the options will vest when the trading price of the Company’s stock is above various thresholds of price per share. The award and the associated recognition of stock-based compensation are contingent on the SPAC merger being consummated which is subject to DYNS shareholder approval.
Option Amendment
On February 12, 2022, the Company entered into Amendment No. 1 to the Business Combination Agreement, to restructure the performance and market awards made at the time the Business Combination Agreement was signed. In particular, certain Senti executives agreed to forfeit certain options awarded to them at the time the Business Combination Agreement was signed depending on the level of redemptions of DYNS Class A Common Stock upon closing of the merger. In addition, it was agreed that the vesting period for the options held by executives whose options may be subject to forfeiture (as described above) will commence upon closing of the merger instead of on December 19, 2021.

9. Stock-Based Compensation
In 2016, the Company adopted the 2016 Stock Incentive Plan (the “2016 Stock Incentive Plan”) authorizing the grant of incentive stock options (“ISOs”) and non-statutory
stock options (“NSOs”) to eligible employees, officers and directors of, and consultants or advisors to, the Company. As of December 31, 2021, the Company is authorized to issue up to 65,551,165, respectively, of shares of common stock under the Plan in which the exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. The exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. Options generally vest over four years and are exercisable for up to 10 years after the date of the grant.
The following table summarizes the Company’s stock option activity, excluding performance and market awards:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding at December 31, 2020	4,173,285	$0.49	8.9	$199

Granted	10,800,000	$0.89
Exercised	(3,103,769)	$0.43
Forfeited	(158,342)	$0.65
Expired	—

Outstanding at December 31, 2021	11,711,174	$0.86	9.1	$11,304

Vested and exercisable at December 31, 2021	1,381,326	$0.48	7.7	$1,781

The aggregate intrinsic values of options exercised during the years ended December 31, 2021 and 2020 were $0.8 million and $0.2 million, respectively. The weighted-average grant-date fair values of options granted during the years ended December 31, 2021 and 2020 were $0.96 and $0.38, respectively.
Early Exercise of Stock Options into Restricted Stock
For the year ended December 31, 2021, the Company issued 2,619,677 shares of common stock upon exercise of unvested stock options, and as of December 31, 2021, 2,418,871 shares held by employees were subject to repurchase at an aggregate price of $1.2 million. As of December 31, 2020, no options were early exercised and accordingly, the liability related to the payments for unvested shares was nil at each date.
Stock-Based Compensation Expense
In determining the fair value of the stock-based awards, the Company uses the assumptions below for the Black-Scholes option pricing model, which are subjective and generally requires significant judgment.
Fair Value of Common Stock
 — The fair value of the shares of common stock has historically been determined by the Company’s board of directors as there was no public market for the common stock. The board of directors determines the fair value of the common stock by considering a number of objective and subjective factors, including: third-party valuations of the Company’s common stock, the valuation of comparable companies, the Company’s operating and financial performance, and general and industry-specific economic outlook, amongst other factors.
Expected Term
 — The expected term represents the period that the Company’s stock options are expected to be outstanding and is determined using the simplified method (based on the mid-point
between the vesting date and the end of the contractual term).
Volatility
 — Because the Company is privately held and does not have an active trading market for its common stock for a sufficient period of time, the expected volatility was estimated based on the average volatility for comparable publicly-traded companies, over a period equal to the expected term of the stock option grants.
Risk-free Rate
 — The risk-free rate assumption is based on the U.S. Treasury zero-coupon
issues in effect at the time of grant for periods corresponding with the expected term of the option.
Dividends
 — The Company has never paid dividends on its common stock and does not anticipate paying dividends on common stock. Therefore, the Company uses an expected dividend yield of zero.
The assumptions used to determine the grant date fair value of stock options granted to grantees were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2021	2020
Expected term (in years)	6.03	6.03
Expected volatility	82.3%	83.3%
Risk-free interest rate	0.9%	0.7%
Dividend yield	— %	— %
Total stock-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$1,940	$201
Research and development	355	71

Total stock-based compensation expense	$2,295	$272

As of December 31, 2021, the total unrecognized stock-based compensation was approximately $9.2 million, which is expected to be recognized over a weighted-average period of 3.1 years.
Performance Awards
In connection with the Business Combination Agreement with DYNS, on December 19, 2021, the Company awarded 42,927,654 performance awards to existing employees that vest contingent upon the satisfaction of both a four-year service condition and a performance condition tied to the consummation of the SPAC merger. The grant and the associated recognition of stock-based compensation is contingent on the SPAC merger being consummated which is subject to DYNS shareholder approval. As of December 31, 2021, 42,909,091 performance awards remain outstanding after the forfeiture of 18,563 performance awards during the year.
Market Awards
In connection with the Business Combination Agreement with DYNS, on December 19, 2021, the Company awarded 3,093,776 market awards to the co-founder
and CEO, Mr. Lu that vest contingent upon the satisfaction of all three of the following conditions: a service condition, a performance condition tied to the consummation of the SPAC merger, and market conditions. The market condition is achieved in four tranches, where 25% of the options will vest when the trading price of the Company’s stock is above various thresholds of price per share. The grant and the associated recognition of stock-based compensation is contingent on the SPAC merger being consummated which is subject to DYNS shareholder approval.